Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information concerning the compensation of our CEO and other NEOs for each of the fiscal years ending December 31, 2023, 2022, 2021, and 2020, and our financial performance for each such fiscal year.

					Value of Initial $100 Investment Based on:
Year	Summary Compensation Table Total for CEO[1]	Compensation Actually Paid Total to CEO	Average Summary Compensation Table Total for Non-CEO NEOs[2]	Average Compensation Actually Paid to non-CEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return[7]	Net Income ($ in millions)	Return on Equity
2023[3]	$8,358,550	$15,412,681	$1,948,256	$2,572,881	$161	$104	$1,161	17.91%
2022[4]	$9,076,408	$6,591,588	$2,236,396	$2,110,635	$135	$105	$1,128	19.51%
2021[5]	$8,649,172	$27,525,426	$1,938,007	$3,294,597	$162	$126	$873	15.70%
2020[6]	$6,933,775	$13,751,400	$1,284,762	$1,961,710	$104	$90	$568	11.17%

1.	The CEO in 2023, 2022, 2021, and 2020 was Dominic Ng.

2.	The non-CEO NEOs were Christopher J. Del Moral-Niles, Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Gary Teo in 2023, Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Gary Teo in 2022, Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Nick Huang in 2021, and Irene H. Oh, Douglas P. Krause, Andy Yen, Gary Teo, and Catherine Zhou in 2020.

3.	The LTI Plan for the 2023-2025 performance period has an estimated payout of 175%. The LTI Plan for the 2022-2024 performance period has an estimated payout of 175%. The LTI Plan for the 2021-2023 performance period paid out at 178%.

4.	The LTI Plan for the 2022-2024 performance period has an estimated payout of 175%. The LTI Plan for the 2021-2023 performance period has an estimated payout of 174%. The LTI Plan for the 2020-2022 performance period paid out at 182%.

5.	The LTI Plan for the 2021-2023 performance period has an estimated payout of 175%. The LTI Plan for the 2020-2022 performance period has an estimated payout of 174%. The LTI Plan for the 2019-2021 performance period paid out at 182%.

6.	The LTI Plan for the 2020-2022 performance period has an estimated payout of 175%. The LTI Plan for the 2019-2021 performance period has an estimated payout of 175%. The LTI Plan for the 2018-2020 performance period paid out at 167%.

7.	The peer group used is the KBW Nasdaq BANK INDEX (“BKX”).

Named Executive Officers, Footnote		The non-CEO NEOs were Christopher J. Del Moral-Niles, Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Gary Teo in 2023, Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Gary Teo in 2022, Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Nick Huang in 2021, and Irene H. Oh, Douglas P. Krause, Andy Yen, Gary Teo, and Catherine Zhou in 2020.
PEO Total Compensation Amount		$ 8,358,550	[1],[2]	$ 9,076,408	[1],[3]	$ 8,649,172	[1],[4]	$ 6,933,775	[5]
PEO Actually Paid Compensation Amount		$ 15,412,681	[2]	6,591,588	[3]	27,525,426	[4]	13,751,400	[5]
Adjustment To PEO Compensation, Footnote

The following table reconciles the total compensation shown in the Summary Compensation Table to the compensation actually paid to NEOs shown in the Pay Versus Performance Table above.

	CEO				Average of Non-CEO NEOs
Year	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total	$8,358,550	$9,076,408	$8,649,172	$6,933,775	$1,948,256	$2,236,396	$1,938,007	$1,284,762
Less: Fair Value of Stock Awards Granted in Fiscal Year	(4,745,307)	(4,538,539)	(5,065,596)	(4,487,082)	(691,878)	(669,169)	(774,147)	(474,638)
Add: Fair Value of Stock Awards Granted in Fiscal Year - Value at Yearend	7,767,249	6,470,141	9,535,338	10,627,632	970,333	953,841	1,118,976	1,060,278
Change in Fair Value for Stock Awards Granted in Prior Years that were Unvested at the End of Fiscal Year	1,451,398	(4,846,683)	10,881,577	1,180,999	153,827	(463,118)	781,123	100,365
Change in Fair Value of Stock Awards Granted in Prior Years that Vesting during the Fiscal Year	1,919,170	(237,471)	2,894,477	(1,009,781)	124,875	(18,447)	193,214	(56,099)
Add: Dividends Paid on Unvested Shares Units for the Fiscal Year	661,621	667,731	630,458	505,857	67,467	71,132	37,423	47,041
Compensation Actually Paid	$15,412,681	$6,591,588	$27,525,426	$13,751,400	$2,572,881	$2,110,635	$3,294,597	$1,961,710

Non-PEO NEO Average Total Compensation Amount	[6]	$ 1,948,256	[2]	2,236,396	[3]	1,938,007	[4]	1,284,762	[5]
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,572,881	[2]	2,110,635	[3]	3,294,597	[4]	1,961,710	[5]
Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income		Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid vs. ROE
Tabular List, Table
Important Financial Performance Measurement
Return on Assets	Return on Equity	Total Shareholder Return

Total Shareholder Return Amount		$ 161	[2]	135	[3]	162	[4]	104	[5]
Peer Group Total Shareholder Return Amount	[7]	104	[2]	105	[3]	126	[4]	90	[5]
Net Income (Loss)		$ 1,161,000,000	[2]	$ 1,128,000,000	[3]	$ 873,000,000	[4]	$ 568,000,000	[5]
Company Selected Measure Amount		17.91	[2]	19.51	[3]	15.7	[4]	11.17	[5]
PEO Name								Dominic Ng
Measure:: 1
Pay vs Performance Disclosure
Name		Return on Assets
Measure:: 2
Pay vs Performance Disclosure
Name		Return on Equity
Measure:: 3
Pay vs Performance Disclosure
Name		Total Shareholder Return
PEO | Summary Compensation Table Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 8,358,550		$ 9,076,408		$ 8,649,172		$ 6,933,775
PEO | Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,745,307)		(4,538,539)		(5,065,596)		(4,487,082)
PEO | Fair Value of Stock Awards Granted in Fiscal Year Value at Yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,767,249		6,470,141		9,535,338		10,627,632
PEO | Fair Value for Stock Awards Granted in Prior Years that were Unvested at the End of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,451,398		(4,846,683)		10,881,577		1,180,999
PEO | Fair Value of Stock Awards Granted in Prior Years that Vesting during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,919,170		(237,471)		2,894,477		(1,009,781)
PEO | Dividends Paid on Unvested Shares Units for the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		661,621		667,731		630,458		505,857
PEO | Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		15,412,681		6,591,588		27,525,426		13,751,400
Non-PEO NEO | Summary Compensation Table Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,948,256		2,236,396		1,938,007		1,284,762
Non-PEO NEO | Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(691,878)		(669,169)		(774,147)		(474,638)
Non-PEO NEO | Fair Value of Stock Awards Granted in Fiscal Year Value at Yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		970,333		953,841		1,118,976		1,060,278
Non-PEO NEO | Fair Value for Stock Awards Granted in Prior Years that were Unvested at the End of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		153,827		(463,118)		781,123		100,365
Non-PEO NEO | Fair Value of Stock Awards Granted in Prior Years that Vesting during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		124,875		(18,447)		193,214		(56,099)
Non-PEO NEO | Dividends Paid on Unvested Shares Units for the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		67,467		71,132		37,423		47,041
Non-PEO NEO | Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 2,572,881		$ 2,110,635		$ 3,294,597		$ 1,961,710

[1]	The CEO in 2023, 2022, 2021, and 2020 was Dominic Ng.
[2]	The LTI Plan for the 2023-2025 performance period has an estimated payout of 175%. The LTI Plan for the 2022-2024 performance period has an estimated payout of 175%. The LTI Plan for the 2021-2023 performance period paid out at 178%.
[3]	The LTI Plan for the 2022-2024 performance period has an estimated payout of 175%. The LTI Plan for the 2021-2023 performance period has an estimated payout of 174%. The LTI Plan for the 2020-2022 performance period paid out at 182%.
[4]	The LTI Plan for the 2021-2023 performance period has an estimated payout of 175%. The LTI Plan for the 2020-2022 performance period has an estimated payout of 174%. The LTI Plan for the 2019-2021 performance period paid out at 182%.
[5]	The LTI Plan for the 2020-2022 performance period has an estimated payout of 175%. The LTI Plan for the 2019-2021 performance period has an estimated payout of 175%. The LTI Plan for the 2018-2020 performance period paid out at 167%.
[6]	The non-CEO NEOs were Christopher J. Del Moral-Niles, Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Gary Teo in 2023, Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Gary Teo in 2022, Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Nick Huang in 2021, and Irene H. Oh, Douglas P. Krause, Andy Yen, Gary Teo, and Catherine Zhou in 2020.
[7]	The peer group used is the KBW Nasdaq BANK INDEX (“BKX”).